American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund
June 30, 2026

Inflation-Adjusted Bond Fund - Schedule of Investments
JUNE 30, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. TREASURY SECURITIES — 80.1%
U.S. Treasury Inflation-Indexed Bonds, 1.75%, 1/15/28	21,525,044	21,382,556
U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28	54,019,399	55,400,520
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	10,728,959	10,868,120
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29	66,545,887	69,903,251
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32	27,392,082	29,501,529
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	37,323,985	28,505,133
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	47,777,783	34,863,501
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	63,629,362	51,985,779
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	55,472,387	39,424,755
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46	11,735,758	8,622,755
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	31,868,298	22,417,645
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48	25,996,548	18,512,400
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49	13,565,055	9,532,144
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50	24,844,238	14,012,225
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	44,577,332	23,605,090
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52	19,206,597	9,954,153
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53	11,091,168	8,434,683
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54	5,045,715	4,410,957
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27(1)	38,273,802	37,529,191
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	34,715,445	34,138,064
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27	11,242,000	11,189,799
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	71,959,797	70,140,469
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28	78,827,750	77,574,006
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28	28,988,177	28,351,013
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28	16,308,900	16,488,239
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	34,686,544	33,752,780
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	13,458,250	13,499,831
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	85,470,391	81,541,664
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	44,914,639	42,189,696
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	59,618,133	55,718,191
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31	34,233,800	31,627,576
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31	105,614,200	96,990,224
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	50,397,052	45,638,510
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32	88,141,242	81,655,232
U.S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/33	45,725,382	43,264,167
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33	118,094,127	113,313,782
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34	27,842,866	27,211,958
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/34	101,036,712	99,611,313
U.S. Treasury Inflation-Indexed Notes, 2.125%, 1/15/35	527,620	526,541
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/35	96,971,655	94,851,635
U.S. Treasury Inflation-Indexed Notes, 1.875%, 1/15/36	1,588,564	1,543,161
TOTAL U.S. TREASURY SECURITIES (Cost $1,745,722,512)		1,599,684,238
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.4%
Private Sponsor Collateralized Mortgage Obligations — 6.4%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	20,040	19,953
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(2)	1,197,036	1,100,311
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(2)	953,888	876,181
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates, Series 2003-6, Class A3, 5.25%, 7/25/33	267,285	263,106
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(2)	1,740,956	1,740,073

Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(2)	1,957,757	1,957,149
COLT Mortgage Loan Trust, Series 2026-3, Class A1, VRN, 5.12%, 5/25/71(2)	5,331,513	5,296,952
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	785,954	730,380
GS Mortgage-Backed Securities Trust, Series 2025-PJ10, Class A5, SEQ, VRN, 5.00%, 4/25/56(2)	2,561,786	2,534,901
GS Mortgage-Backed Securities Trust, Series 2026-PJ7, Class A4, SEQ, VRN, 5.50%, 10/25/56(2)	5,858,928	5,850,068
HOMES Trust, Series 2025-AFC3, Class A1, VRN, 4.93%, 8/25/60(2)	4,419,979	4,379,979
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(2)	4,820,413	4,818,346
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(2)	3,459,221	3,458,142
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(2)	2,834,609	2,831,733
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(2)	1,142,960	1,141,091
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(2)	2,429	2,423
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A2, VRN, 5.16%, 4/25/66(2)	8,873,000	8,739,820
JP Morgan Mortgage Trust, Series 2026-NQM2, Class A1A, 5.15%, 9/25/66(2)	9,818,204	9,740,396
JP Morgan Mortgage Trust, Series 2026-NQM3, Class A1, VRN, 5.48%, 10/25/66(2)	9,963,947	9,948,836
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-SPL1, Class A2, 4.25%, 2/25/65(2)	2,926,367	2,822,985
OBX Trust, Series 2025-NQM19, Class A1, VRN, 4.87%, 10/25/65(2)	4,497,048	4,460,657
PRKCM Trust, Series 2026-AFC1, Class A1, VRN, 4.68%, 2/25/61(2)	7,357,194	7,247,384
Provident Funding Mortgage Trust, Series 2025-6, Class A4, SEQ, VRN, 5.00%, 12/25/55(2)	6,392,849	6,314,104
PRPM Trust, Series 2025-NQM6, Class A1, VRN, 4.99%, 12/25/70(2)	5,665,106	5,610,709
PRPM Trust, Series 2026-NQM2, Class A1, VRN, 5.26%, 4/25/71(2)	4,496,337	4,466,561
Santander Mortgage Asset Receivable Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 1/25/66(2)	5,512,351	5,433,774
Santander Mortgage Asset Receivable Trust, Series 2026-NQM4, Class A1, VRN, 5.49%, 5/25/66(2)	11,362,900	11,358,191
Sequoia Mortgage Trust, Series 2026-6, Class A4, SEQ, VRN, 5.50%, 6/25/56(2)	8,982,521	8,968,800
SG Residential Mortgage Trust, Series 2026-2, Class A1, VRN, 5.25%, 4/25/66(2)	6,720,249	6,684,249
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $129,821,000)		128,797,254
CORPORATE BONDS — 2.9%
Biotechnology — 0.3%
BioMarin Pharmaceutical, Inc., 5.50%, 2/15/34(2)	3,200,000	3,145,895
Genmab AS/Genmab Finance LLC, 6.25%, 12/15/32(2)	1,975,000	2,013,835
		5,159,730
Building Products — 0.2%
Builders FirstSource, Inc., 4.25%, 2/1/32(2)	4,385,000	4,087,767
Capital Markets — 0.3%
State Street Corp., VRN, 3.03%, 11/1/34	6,255,000	5,879,441
Construction Materials — 0.1%
Quikrete Holdings, Inc., 6.375%, 3/1/32(2)	2,010,000	2,053,531
Electric Utilities — 0.1%
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(2)	2,655,000	2,631,770
Health Care Providers and Services — 0.4%
Centene Corp., 4.25%, 12/15/27	3,995,000	3,976,038
CVS Health Corp., VRN, 7.00%, 3/10/55	3,835,000	3,983,192
		7,959,230
Interactive Media and Services — 0.1%
Meta Platforms, Inc., 4.60%, 11/15/32	2,035,000	2,001,661
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(2)	5,430,000	5,151,285
Lamar Media Corp., 3.75%, 2/15/28	4,257,000	4,179,918
Nexstar Media, Inc., 6.50%, 9/15/33(2)	3,010,000	3,011,813
Sirius XM Radio LLC, 4.00%, 7/15/28(2)	4,258,000	4,148,690
		16,491,706
Oil, Gas and Consumable Fuels — 0.5%
Permian Resources Operating LLC, 6.25%, 2/1/33(2)	4,946,000	5,053,041
Sunoco LP, 7.00%, 5/1/29(2)	2,020,000	2,076,651
Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30(2)	1,960,000	2,006,330
		9,136,022

Passenger Airlines — 0.0%
American Airlines, Inc., 7.25%, 2/15/28(2)	686,000	694,935
Specialty Retail — 0.1%
Advance Auto Parts, Inc., 7.375%, 8/1/33(2)	2,505,000	2,598,023
TOTAL CORPORATE BONDS (Cost $59,053,191)		58,693,816
ASSET-BACKED SECURITIES — 1.6%
JP Morgan Mortgage Trust, Series 2026-CES1, Class A1A, 4.91%, 6/25/56(2)	9,899,426	9,803,825
Santander Mortgage Asset Receivable Trust, Series 2025-CES1, Class A1A, 5.04%, 9/25/55(2)	5,366,901	5,318,314
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1A, SEQ, 4.88%, 1/25/56(2)	9,245,847	9,147,636
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 7/30/54(2)	3,430,755	3,453,770
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(2)	3,925,000	3,886,534
TOTAL ASSET-BACKED SECURITIES (Cost $31,724,340)		31,610,079
CONVERTIBLE PREFERRED SECURITIES — 1.4%
Banks — 1.2%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	2,600,000	2,622,157
Banco Bilbao Vizcaya Argentaria SA, 9.375%	1,371,000	1,497,809
Commerzbank AG, 7.50%	3,000,000	3,138,088
HSBC Holdings PLC, 6.50%	3,997,000	4,045,100
HSBC Holdings PLC, 6.875%	1,960,000	2,015,223
Lloyds Banking Group PLC, 8.00%	4,785,000	5,108,897
Societe Generale SA, 9.375%(2)	1,085,000	1,143,903
Societe Generale SA, 10.00%(2)	2,875,000	3,138,807
		22,709,984
Capital Markets — 0.2%
UBS Group AG, 9.25%(2)	4,210,000	4,533,315
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $27,214,753)		27,243,299
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Mexico — 0.3%
Mexico Government International Bonds, 6.25%, 8/27/37 (Cost $5,949,938)	6,000,000	6,007,768
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57 (Cost $5,341,797)	5,153,000	5,312,633
PREFERRED SECURITIES — 0.2%
Banks — 0.2%
Citigroup, Inc., 7.625% (Cost $3,361,064)	3,230,000	3,357,604
SHORT-TERM INVESTMENTS — 6.6%
Commercial Paper(3) — 6.6%
Aquitaine Funding Co. LLC, 3.77%, 7/1/26(2)	43,700,000	43,695,530
Fastnet Funding Co. LLC, 3.77%, 7/1/26(2)	43,700,000	43,695,530
Portsea Funding LLC, 3.76%, 7/1/26(2)	43,700,000	43,695,529
		131,086,589
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	342,458	342,458
TOTAL SHORT-TERM INVESTMENTS (Cost $131,442,458)		131,429,047
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $2,139,631,053)		1,992,135,738
OTHER ASSETS AND LIABILITIES — 0.2%		4,614,647
TOTAL NET ASSETS — 100.0%		$1,996,750,385

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	21,973,802	USD	15,752,996	Morgan Stanley & Co. LLC	9/16/26	$(207,112)
CAD	13,152,308	USD	9,436,074	Morgan Stanley & Co. LLC	9/16/26	(131,164)
USD	25,197,646	CAD	35,084,607	Citibank NA	9/16/26	376,213
GBP	3,461,906	USD	4,590,378	Morgan Stanley & Co. LLC	9/16/26	1,643
USD	4,605,947	GBP	3,433,996	Citibank NA	9/16/26	50,947
NZD	21,680,729	USD	12,541,627	Goldman Sachs & Co. LLC	9/16/26	(196,707)
NZD	16,826,387	USD	9,837,679	JPMorgan Chase Bank NA	9/16/26	(256,801)
NZD	17,670,096	USD	10,350,100	Morgan Stanley & Co. LLC	9/16/26	(288,818)
USD	32,563,308	NZD	55,679,289	Morgan Stanley & Co. LLC	9/16/26	859,745
						$207,946

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	486	September 2026	$ 52,024,781	$ 44,634
U.S. Treasury 10-Year Notes	419	September 2026	46,044,172	297,566
U.S. Treasury 10-Year Ultra Notes	825	September 2026	92,786,719	638,134
U.S. Treasury Long Bonds	53	September 2026	6,015,500	(31,791)
			$196,871,172	$948,543
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.57%	4/5/28	$8,500,000	$200	$126,286	$126,486
CPURNSA	Receive	2.64%	8/2/28	$22,000,000	284	217,280	217,564
CPURNSA	Receive	1.86%	6/20/29	$25,000,000	(775)	4,377,638	4,376,863
CPURNSA	Receive	2.39%	8/2/29	$12,000,000	354	164,767	165,121
CPURNSA	Receive	1.80%	10/21/29	$24,500,000	(765)	4,461,666	4,460,901
CPURNSA	Receive	2.52%	11/4/29	$15,600,000	393	151,075	151,468
CPURNSA	Receive	2.52%	11/4/29	$13,400,000	388	129,719	130,107
CPURNSA	Receive	1.88%	11/21/29	$7,000,000	(234)	1,218,655	1,218,421
CPURNSA	Receive	1.87%	11/25/29	$4,000,000	(543)	701,317	700,774
CPURNSA	Receive	1.29%	5/19/30	$4,500,000	548	1,052,384	1,052,932
CPURNSA	Receive	2.66%	8/2/30	$37,400,000	467	151,959	152,426
CPURNSA	Receive	2.67%	8/4/30	$35,000,000	584	19,752	20,336
CPURNSA	Receive	2.66%	8/4/30	$1,500,000	417	988	1,405
CPURNSA	Receive	2.53%	11/4/30	$25,000,000	567	105,128	105,695
CPURNSA	Receive	2.53%	2/3/31	$21,000,000	577	109,169	109,746
CPURNSA	Receive	2.43%	2/17/31	$10,000,000	537	90,260	90,797
CPURNSA	Receive	2.42%	5/2/32	$2,500,000	434	20,987	21,421
CPURNSA	Receive	2.39%	2/25/33	$20,000,000	681	200,793	201,474
CPURNSA	Receive	2.36%	2/26/33	$12,000,000	598	139,202	139,800
CPURNSA	Receive	2.62%	3/2/33	$17,500,000	460	94,711	95,171
CPURNSA	Receive	2.65%	8/2/33	$24,900,000	537	(102,197)	(101,660)
CPURNSA	Receive	2.52%	11/4/34	$8,000,000	490	16,454	16,944
CPURNSA	Receive	2.51%	11/4/34	$8,000,000	490	23,286	23,776
CPURNSA	Receive	2.45%	12/10/34	$5,000,000	467	36,778	37,245
CPURNSA	Receive	2.44%	12/11/34	$10,000,000	514	90,686	91,200
CPURNSA	Receive	2.58%	8/4/35	$7,000,000	523	(37,313)	(36,790)
CPURNSA	Receive	2.50%	11/4/35	$19,000,000	659	(18,231)	(17,572)
					$8,852	$13,543,199	$13,552,051

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Barclays Bank PLC	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	$(2,249,063)
Barclays Bank PLC	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(1,039,803)
						$(3,288,866)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
GBP	–	British Pound
NZD	–	New Zealand Dollar
SEQ	–	Sequential Payer
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $20,246,937.

(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $338,700,454, which represented 17.0% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,599,684,238	—
Collateralized Mortgage Obligations	—	128,797,254	—
Corporate Bonds	—	58,693,816	—
Asset-Backed Securities	—	31,610,079	—
Convertible Preferred Securities	—	27,243,299	—
Sovereign Governments and Agencies	—	6,007,768	—
Commercial Mortgage-Backed Securities	—	5,312,633	—
Preferred Securities	—	3,357,604	—
Short-Term Investments	$342,458	131,086,589	—
	$342,458	$1,991,793,280	—
Other Financial Instruments
Futures Contracts	$980,334	—	—
Swap Agreements	—	$13,708,073	—
Forward Foreign Currency Exchange Contracts	—	1,288,548	—
	$980,334	$14,996,621	—
Liabilities
Other Financial Instruments
Futures Contracts	$31,791	—	—
Swap Agreements	—	$3,444,888	—
Forward Foreign Currency Exchange Contracts	—	1,080,602	—
	$31,791	$4,525,490	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.